TAXES ON INCOME (Details 3)	12 Months Ended
Dec. 31, 2015
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year	2012
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Open Tax Year	2015
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2012
Israel Tax Authority [Member] | Latest Tax Year [Member]
Open Tax Year	2015
Federal Ministry Of Finance Germany [Member] | Earliest Tax Year [Member]
Open Tax Year	2010
Federal Ministry Of Finance Germany [Member] | Latest Tax Year [Member]
Open Tax Year	2015
Her Majesty's Revenue and Customs (HMRC) [Member] | Earliest Tax Year [Member]
Open Tax Year	2014
Her Majesty's Revenue and Customs (HMRC) [Member] | Latest Tax Year [Member]
Open Tax Year	2015